Business Segments (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Sales	$ 1,018.6	$ 1,018.7	$ 1,080.4	$ 1,004.8	$ 1,037.9	$ 1,020.2	$ 1,009.5	$ 979.0	$ 4,122.5	$ 4,046.6	$ 3,525.1
Operating Segments
Segment Reporting Information [Line Items]
Sales									4,446.4	4,341.6	3,758.0
Operating Segments | Intersegment Sales [Member]
Segment Reporting Information [Line Items]
Sales									323.9	295.0	232.9
Operating Segments | External Sales [Member]
Segment Reporting Information [Line Items]
Sales									4,122.5	4,046.6	3,525.1
Operating Segments | High Performance Materials & Components
Segment Reporting Information [Line Items]
Sales									2,054.2	2,039.2	1,751.1
Operating Segments | High Performance Materials & Components | Intersegment Sales [Member]
Segment Reporting Information [Line Items]
Sales									75.7	76.1	46.3
Operating Segments | High Performance Materials & Components | External Sales [Member]
Segment Reporting Information [Line Items]
Sales									1,978.5	1,963.1	1,704.8
Operating Segments | Advanced Alloys & Solutions
Segment Reporting Information [Line Items]
Sales									2,392.2	2,302.4	2,006.9
Operating Segments | Advanced Alloys & Solutions | Intersegment Sales [Member]
Segment Reporting Information [Line Items]
Sales									248.2	218.9	186.6
Operating Segments | Advanced Alloys & Solutions | External Sales [Member]
Segment Reporting Information [Line Items]
Sales									$ 2,144.0	$ 2,083.5	$ 1,820.3